Income Taxes - Disclosure of Detailed Information about Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Non-capital losses	$ 62,419	$ 22,421
Mineral properties, plant and equipment	75,259	45,109
Inventory	31,847	2,084
Reclamation and closure cost provision	16,023	15,080
Mining tax	10,717	3,924
Accrued liabilities	10,650	6,051
Investments and loans and borrowings	11,701	0
Suspended interest deduction	4,604	0
Other	7,396	8,248
Total deferred tax assets	230,616	102,917
Mineral properties, plant and equipment	(492,463)	(296,861)
Marketable securities	(30,227)	0
Reclamation and closure cost provision	(12,070)	(5,631)
Derivatives	(7,174)	0
Intercompany loan	(6,898)	(16,757)
Other	(1,490)	(13,528)
Total deferred tax liabilities	(550,322)	(332,777)
Net deferred tax liability	(319,706)	(229,860)
Deferred tax assets	10,576	0
Deferred tax liabilities	(312,198)	(229,860)
Net deferred tax liability	(319,706)	(229,860)	$ (10,712)
Assets and liabilities classified as held for sale
Income Taxes [Line Items]
Deferred tax liabilities	$ (18,084)	$ 0